REVENUES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Product Information [Line Items]
Revenues	$ 5,013,251	$ 3,855,773	$ 9,763,449	$ 6,655,958	$ 15,908,537	$ 13,123,929	$ 19,828,155
Gasoline and Distillates [Member]
Product Information [Line Items]
Revenues					14,017,350	11,553,716	17,050,096
Asphalt and blackoils [Member]
Product Information [Line Items]
Revenues					699,966	536,496	706,494
Chemicals [Member]
Product Information [Line Items]
Revenues					554,392	452,304	739,096
Other [Member]
Product Information [Line Items]
Revenues					376,471	315,042	922,003
Lubricants [Member]
Product Information [Line Items]
Revenues					$ 260,358	$ 266,371	$ 410,466